GAINS ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET (Tables)	6 Months Ended
Jun. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative instruments, gain (loss)
The following table sets forth gains on derivative instruments and other financial items:

	Six Months Ended June 30,
(in thousands of $)	2024	2023
Mark-to-market gains for interest rate swaps	9,119	6,446
Net interest income on undesignated interest rate swaps	6,247	4,258
Gains on derivative instruments	15,366	10,704

Foreign exchange loss on operations	(44)	(13)
Financing arrangement fees and other costs, net	(813)	(696)
Other	(595)	(98)
Other financial items, net	(1,452)	(807)

Components of other financial items, net
The following table sets forth gains on derivative instruments and other financial items:

	Six Months Ended June 30,
(in thousands of $)	2024	2023
Mark-to-market gains for interest rate swaps	9,119	6,446
Net interest income on undesignated interest rate swaps	6,247	4,258
Gains on derivative instruments	15,366	10,704

Foreign exchange loss on operations	(44)	(13)
Financing arrangement fees and other costs, net	(813)	(696)
Other	(595)	(98)
Other financial items, net	(1,452)	(807)